Investments in associates (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of associates [Abstract]
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [Table Text Block]
	2024	2023
	$	$

Balance - January 1	87,444	236,081
Acquisitions	-	200
Disposals (i)	-	(94,334)
Share of (loss) income, net (ii)	(30,025)	5,937
Share of other comprehensive income (loss), net	463	(5,078)
Net (loss) gain on ownership dilution	(9,300)	3,580
Loss on disposal (i)	-	(5,459)
Loss on deemed disposal (iii)	-	(2,277)
Transfers to other investments (Note 11) (iii)	-	(5,407)
Impairments (iv)	-	(48,968)
Foreign exchange revaluation impact	(5,320)	3,169
Balance - December 31	43,262	87,444

(i) In December 2023, the Company disposed of its entire investment in Osisko Mining Inc.

(ii) The net share of income or loss is adjusted to the extent that management is aware of material events that affect the associates' net income or loss during the period where earnings in equity accounted for investments are recorded on up-to a 3-month lag basis, which is the case for the investment in Osisko Development Corp. ("Osisko Development").

(iii) In 2023, the loss on deemed disposals is related to investments in associates that were transferred to other investments as the Company has considered that it has lost its significant influence over these investees.

(iv) In 2023, the Company recorded an impairment charge on its investments in associates of $49.0 million, including $48.8 million on its investment in Osisko Development. The impairment resulted from, amongst others, the significant decrease in Osisko Development's share price, the deterioration of market conditions and the general negative sentiment towards exploration and development companies. The Company estimated the recoverable amount of its investment at $87.4 million, using a fair value less costs of disposal model with reference to Osisko Development's share price quoted on active markets, which is considered a Level 1 input. The Company estimated the cost of disposal using historical discounts and transaction fees for similar transactions.

Disclosure of associates [Table Text Block]
	Osisko Development (i)
	2024	2023
	$	$

Current assets	42,949	71,304
Non-current assets	525,269	633,729
Current liabilities	(90,842)	(43,059)
Non-current liabilities	(85,590)	(123,404)
Net assets	391,786	538,570

Revenues	8,421	32,562
Net loss	(153,087)	(80,288)
Other comprehensive income (loss)	1,440	(12,565)
Comprehensive loss	(151,647)	(92,853)

Material investment - Reconciliation to carrying amounts

	Osisko Development (i)
	2024	2023
	$	$

Opening net assets, at lag	538,570	579,185
Private placements	-	38,238
Loss for the period	(153,087)	(80,288)
Other comprehensive gain (loss) for the period	1,440	(12,565)
Other equity transactions, impact of foreign exchange variations and others	4,863	14,000
Closing net assets, at lag	391,786	538,570

Company's share in % (ii)	39.7%	39.7%
Company's share in $, at lag	155,539	213,812
Initial recognition impairment (iii)	(73,039)	(73,039)
Investment impairment (iv)	(17,590)	-
Impact of dilution, foreign exchange variations and others	(12,348)	(4,559)
Goodwill	-	-
Carrying amount, at lag	52,562	136,214
Adjustments for events during the lag period (iv),(v)	(9,300)	(48,770)
Carrying amount, as per balance sheet	43,262	87,444

Fair value of investment (vi)	54,210	97,033

(i) Information is for the reconstructed twelve months ended September 30, 2024 and 2023.

(ii) As at September 30, 2024 and 2023.

(iii) Reflects the initial write-down to the notional value of acquired non-current assets upon deconsolidation of Osisko Development as a subsidiary and recognition as an associate recorded at fair value under IAS 28. Any related subsequent impairments of non-current assets recorded by the associate (through the net loss for the period) are appropriately adjusted against this initial amount.

(iv) In 2023, the Company recorded an impairment charge on its investments in Osisko Development of $48.8 million. In 2024, Osisko Development recognized an impairment charge, which partially offset the impairment booked by the Company in 2023.

(v) In October and November 2024, Osisko Development completed private and brokered placements, which reduced the ownership percentage of the Company from 39.7% to 24.4% and resulted in a loss on dilution of $9.3 million.

(vi) Based on the quoted share price on an active stock exchange as at December 31, 2024 and 2023.